Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments
Fair Value of Financial Instruments

5.  Fair Value of Financial Instruments

We use a three-level fair value hierarchy that categorizes assets and liabilities measured at fair value based on the observability of the inputs utilized in the valuation.  The levels of the hierarchy, as defined below, give the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

•                              Level 1 is defined as observable inputs such as quoted prices in active markets for identical assets.  Our Level 1 assets currently include money market funds.

•                              Level 2 is defined as observable inputs other than Level 1 prices.  These include quoted prices for similar assets or liabilities in an active market, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.  Our Level 2 assets and liabilities currently include investments in marketable securities, primarily asset-backed securities, and derivative financial instruments with fair values derived from quoted prices in over-the-counter markets or from prices received from direct broker quotes.

•                              Level 3 is defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.  We have no Level 3 investments as of December 31, 2013 or 2012.

The tables below set forth, by level, our financial assets and liabilities that are recorded at fair value in the accompanying condensed consolidated balance sheets (in thousands):

	Fair Value at December 31, 2013
Description	Level 1	Level 2	Total
Assets
Money market funds(1)	$140,438	$—	$140,438
Derivative financial instruments	$—	$26,420	$26,420
Investments in marketable securities	$—	$80,687	$80,687

	Fair Value at December 31, 2012
Description	Level 1	Level 2	Total
Assets
Money market funds(1)	$145,422	$—	$145,422
Derivative financial instruments	$—	$13,785	$13,785
Investments in marketable securities	$—	$80,341	$80,341

(1)                                 Included in cash and cash equivalents in the consolidated balance sheets along with $91.2 million and $52.3 million of demand deposits at December 31, 2013 and 2012, respectively.

We did not have any transfers between levels during the years ended December 31, 2013 and 2012.  Our policy is to value all transfers between levels using the beginning of period valuation.